[Highland Funds Letterhead]
March 18, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Highland Funds I — 497(j) Filing (File Nos. 333-132400 and 811-21866)
Ladies and Gentlemen:
          Highland Funds I, on behalf of its series Highland Healthcare Fund, filed via EDGAR on March 14, 2008 an electronically signed copy of Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A (the “Registration Statement”) complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the “1933 Act Rules”), as amended, and under the Investment Company Act of 1940, as amended.
          In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.
          Should the staff have any questions regarding the foregoing, please contact me at (972) 628-4165.

Very truly yours,
/s/ M. Jason Blackburn
M. Jason Blackburn
Secretary, Chief Financial Officer and Treasurer